REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF REPORTABLE SEGMENTS INFORMATION

The following table presents the reportable segments information as of December 31, 2024:

	DTC	OEM	Other		Total

Net Sales	$22,616	$27,612	$417	(1)	$50,645

Reconciliation of Net Sales
Reconciling items					-
Consolidated Net Sales					$50,645

Direct material	13,915	18,308	-		32,223
Direct labor	1,433	1,858	-		3,291
Direct overhead and depreciation	1,529	1,976	-		3,505

Total Cost of Goods Sold	16,877	22,142	-		39,019

Gross profit	5,739	5,470	417		11,626

Operating Expenses
Research & development	-	-	5,451	(2)	5,451
Sales tax adjustment	88	-	-		88
Credit card & amazon transaction fees	556	-	-		556
Loss on settlement	1,126	1,374	-	(5)	2,500
Other general & administrative	-	-	18,749	(3)	18,749
Shipping	1,711	818	-		2,529
Sales and marketing stock compensation	54	157	-		211
Sales and marketing wages	1,156	1,718	-		2,874
Marketing spend	1,411	990	-		2,401
Rent	73	16	-		89
Unallocated sales and marketing stock compensation			54	(4)	54
Unallocated sales and marketing wages			292	(4)	292
Other sales & marketing	-	-	1,591	(4)	1,591

Total Operating Expenses	6,175	5,073	26,137		37,385

Income (Loss) from operations	(436)	397	(25,720)		(25,759)

Other income (expense)	-	-	(36)		(36)
Interest expense, net	-	-	(21,504)		(21,504)
Change in FMV of warrant liability	-	-	6,684		6,684

Total Other Income (Expense)	-	-	(14,856)	(6)	(14,856)

Net Loss Before Taxes	(436)	397	(40,576)		(40,615)

Income Tax Benefit	-	-	-		-

Net Income (Loss)	$(436)	$397	$(40,576)		$(40,615)

Reconciliation of net loss
Reconciling items					-
Consolidated net loss					$(40,615)

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

(in thousands, except share and per share data)

Note 15 - Reportable Segments (continued)

(1)	Licensing Revenue which is not considered a segment as it is currently immaterial
(2)	Research and Development expenses including employee costs related to new products
(3)	Administrative and Engineering employee costs along with legal, insurance, professional fees related to administration and other general office expenses
(4)	General sales and marketing employee cost and other marketing expenses
(5)	Loss on settlement from patent licensing litigation
(6)	Interest expense related to debt and change in fair market value of warrant liability

The following table presents the reportable segments information as of December 31, 2023:

	DTC	OEM	Other		Total

Net Sales	$36,875	$27,517	$-		$64,392

Reconciliation of Net Sales
Reconciling items					-
Consolidated Net Sales					$64,392

Direct material	21,601	19,746	-		41,347
Direct labor	1,895	2,029	-		3,924
Direct overhead and depreciation	1,775	1,900	-		3,675

Total Cost of Goods Sold	25,271	23,675	-		48,946

Gross profit	11,604	3,842	-		15,446

Operating Expenses
Research & development	-	-	3,863	(1)	3,863
Sales tax adjustment	125	-	-		125
Credit card & amazon transaction fees	1,101	-	-		1,101
Other general & administrative	-	-	25,121	(2)	25,121
Shipping	2,037	1,431	-		3,468
Sales and marketing stock compensation	42	640	-		682
Sales and marketing wages	783	1,817	-		2,600
Marketing spend	1,375	112	-		1,487
Rent	54	42	-		96
Unallocated sales and marketing stock compensation			413	(3)	413
Unallocated sales and marketing wages			1,818	(3)	1,818
Other sales & marketing	-	-	2,101	(3)	2,101

Total Operating Expenses	5,517	4,042	33,316		42,875

Loss from Operations	6,087	(200)	(33,316)		(27,429)

Other income (expense)	-	-	19		19
Interest expense, net	-	-	(16,015)		(16,015)
Change in FMV of warrant liability	-	-	29,582		29,582

Total Other Income (Expense)	-	-	13,586	(4)	13,586

Net Loss before taxes	6,087	(200)	(19,730)		(13,843)

Income Tax Benefit	-	-	(26)		(26)

Net Income (Loss)	$6,087	$(200)	$(19,704)		$(13,817)

Reconciliation of net loss
Reconciling items					-
Consolidated net loss					$(13,817)

(1)	Research and Development expenses including employee costs related to new products
(2)	Administrative and Engineering employee costs along with legal, insurance, professional fees related to administration and other general office expenses
(3)	General sales and marketing employee cost and other marketing expenses
(4)	Interest expense related to debt and change in fair market value of warrant liability